[LIBERTY FUNDS LOGO]

October 29, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:      Liberty-Stein Roe Funds Trust  (the "Trust")
         Stein Roe Institutional Client High Yield Fund (the "Fund") Registration File Nos.: 811-07997 and 333-19181

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the Fund does not differ from that contained in Post-Effective Amendment No. 8 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on October 28, 2002.

Sincerely,

LIBERTY-STEIN ROE FUNDS TRUST



/s/Russell Kane
Russell Kane
Assistant Secretary



Liberty Funds Distributor, Inc.
One Financial Center, Boston, MA 02111-2621